Loans and Borrowings - Reconciliation of Financial Liabilities (Details) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Changes from financing cash flows
Repayments of loans and borrowings	€ (3,935)	€ (52,782)	€ (9,516)
Interest paid		(111,986)	(67,978)
Term Loan (EUR)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		379,750	380,651
Changes from financing cash flows
Interest paid		(21,295)	(12,307)
Total increase (decrease) in liabilities arising from financing activities		(21,295)	(12,307)
Interest expense		20,743	11,406
Ending balance	380,651	379,197	379,750
Term Loan (USD)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		879,579	745,503
Changes from financing cash flows
Repayments of loans and borrowings		52,782	(8,016)
Interest paid		(68,195)	(31,263)
Total increase (decrease) in liabilities arising from financing activities		(120,977)	(39,279)
The effect of changes in foreign exchange rates		(71,711)	139,667
Interest expense		61,553	33,688
Ending balance	745,503	748,445	879,579
Vendor Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		292,276	280,037
Changes from financing cash flows
Interest expense		12,772	12,239
Ending balance	280,037	305,048	292,276
Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		437,873	439,469
Changes from financing cash flows
Repayments of loans and borrowings			(1,500)
Interest paid		(22,496)	(22,661)
Total increase (decrease) in liabilities arising from financing activities		(22,496)	(24,161)
Interest expense		22,497	22,565
Ending balance	€ 439,469	€ 437,873	€ 437,873